Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line Items]
Interest bearing	$ 61,574		$ 52,366
Non-interest bearing	88,584		77,087
Payables after notice	262,551		237,949
Payable on a fixed date	267,844		291,632
Total	680,553	$ 657,201	659,034
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	52,667		41,855
Non-interest bearing	79,560		67,873
Payables after notice	126,999		112,543
Payable on a fixed date	163,465		185,655
Total	422,691		407,926
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	8,594		8,818
Non-interest bearing	8,959		9,170
Payables after notice	134,231		124,129
Payable on a fixed date	75,851		78,175
Total	227,635		220,292
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	313		1,693
Non-interest bearing	65		44
Payables after notice	1,321		1,277
Payable on a fixed date	28,528		27,802
Total	30,227		30,816
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	5,830		3,594
Non-interest bearing	1,998		2,460
Payables after notice	769		1,231
Payable on a fixed date	20,630		31,540
Total	29,227		38,825
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	50,810		44,111
Non-interest bearing	50,659		44,258
Payables after notice	144,468		124,813
Payable on a fixed date	188,817		187,497
Total	434,754		400,679
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,934		4,661
Non-interest bearing	35,927		30,369
Payables after notice	117,314		111,905
Payable on a fixed date	58,397		72,595
Total	$ 216,572		$ 219,530